Commitment and Contingencies - Additional Information (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Commitments And Contingencies Disclosure [Line Items]
Total operating lease expense	¥ 107,331	¥ 65,214	¥ 53,714
Long-term Investments
Commitments And Contingencies Disclosure [Line Items]
Investment commitment amount	¥ 25,000